Income Taxes	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Income Taxes

17. Income Taxes

Income before income taxes is attributable to the following geographic locations:

	2012	2011	2010
Germany	$263,651	$344,267	$303,954
United States	1,356,094	1,122,800	1,084,756
Other	312,368	311,292	255,031
	$1,932,113	$1,778,359	$1,643,741

Income tax expense (benefit) for the years ended December 31, 2012, 2011, and 2010, consisted of the following:

	2012	2011	2010
Current:
Germany	$52,862	$67,484	$100,635
United States	342,250	278,634	355,739
Other	139,136	106,087	101,206
	534,248	452,205	557,580

Deferred:
Germany	10,478	14,565	(16,479)
United States	98,200	139,282	52,648
Other	(37,790)	(4,955)	(15,404)
	70,888	148,892	20,765
	$605,136	$601,097	$578,345

In 2012, 2011 and 2010, the Company is subject to German federal corporation income tax at a base rate of 15% plus a solidarity surcharge of 5.5% on federal corporation taxes payable and a trade tax rate of 12.88%, 12.64% and 12.88% for the fiscal years ended December 31, 2012, 2011 and 2010, respectively.

A reconciliation between the expected and actual income tax expense is shown below. The expected corporate income tax expense is computed by applying the German corporation tax rate (including the solidarity surcharge) and the effective trade tax rate on income before income taxes. The respective combined tax rates are 28.71%, 28.46% and 28.71% for the fiscal years ended December 31, 2012, 2011, and 2010, respectively.

	2012	2011	2010

Expected corporate income tax expense	$554,613	$506,121	$471,836
Tax free income	(90,943)	(38,926)	(24,088)
Income from at equity investments	(2,133)	(6,883)	(550)
Tax rate differentials	137,527	140,079	118,495
Non-deductible expenses	19,961	4,536	6,934
Taxes for prior years	22,420	144	11,994
Change in valuation allowance	(19,680)	5,544	(2,259)
Noncontrolling partnership interests	(49,081)	(31,300)	(26,870)
Other	32,452	21,782	22,853
Actual income tax expense	$605,136	$601,097	$578,345
Effective tax rate	31.3%	33.8%	35.2%

The tax effects of the temporary differences that give rise to deferred tax assets and liabilities at December 31, 2012 and 2011, are presented below:

	2012	2011
Deferred tax assets:
Accounts receivable	$5,847	$5,943
Inventory	45,771	42,824
Property, plant and equipment, intangible and other non-current assets	65,370	70,652
Accrued expenses and other liabilities	329,967	265,624
Pensions	123,363	87,248
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	107,595	91,402
Derivatives	4,856	60,056
Stock-based compensation	24,758	24,191
Other	13,136	12,586
Total deferred tax assets	$720,663	$660,526
Less: valuation allowance	(44,191)	(80,418)
Net deferred tax assets	$676,472	$580,108

Deferred tax liabilities:
Accounts receivable	$17,036	$25,937
Inventory	11,847	10,899
Property, plant and equipment, intangible and other non-current assets	748,271	616,430
Accrued expenses and other liabilities	21,651	24,582
Derivatives	2,202	-
Other	128,403	103,107
Total deferred tax liabilities	929,410	780,955
Net deferred tax assets (liabilities)	$(252,938)	$(200,847)

The valuation allowance decreased by $36,227 in 2012 and increased by $8,619 in 2011.

The expiration of net operating losses is as follows:

2013	$18,821
2014	20,649
2015	13,540
2016	23,794
2017	43,723
2018	16,754
2019	18,313
2020	14,061
2021	8,052
2022 and thereafter	3,128
Without expiration date	96,446
Total	$277,281

In assessing the realizability of deferred taxes, management considers whether it is more-likely-than-not that some portion or all of a deferred tax asset will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities and projected future taxable income in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more-likely-than-not the Company will realize the benefits of these deductible differences, net of the existing valuation allowances at December 31, 2012.

The Company provides for income taxes and foreign withholding taxes on the cumulative earnings of foreign subsidiaries that will not be reinvested. At December 31, 2012, the Company provided for $15,562 of deferred tax liabilities associated with earnings that are likely to be distributed in 2013 and the following years. Provision has not been made for additional taxes on $5,354,484 undistributed earnings of foreign subsidiaries as these earnings are considered permanently reinvested. The earnings could become subject to additional tax if remitted or deemed remitted as dividends; however calculation of such additional tax is not practical. These taxes would predominantly comprise foreign withholding tax on dividends of foreign subsidiaries, and German income tax of approx 1.4 percent on all dividends and capital gains.

FMC-AG & Co. KGaA companies are subject to tax audits in Germany and the U.S. on a regular basis and on-going tax audits in other jurisdictions.

In Germany, the tax years 2002 until 2009 are currently under audit by the tax authorities. The Company recognized and recorded the current proposed adjustments of this audit period in the financial statements. All proposed adjustments are deemed immaterial. Fiscal years 2010, 2011 and 2012 are open to audit.

In the U.S., the Company filed claims for refunds contesting the Internal Revenue Service's (“IRS”) disallowance of FMCH's civil settlement payment deductions taken by FMCH in prior year tax returns. As a result of a settlement agreement with the IRS, the Company received a partial refund in September 2008 of $37,000, inclusive of interest and preserved the right to pursue claims in the United States Courts for refunds of all other disallowed deductions, which totaled approximately $126,000. On December 22, 2008, the Company filed a complaint for complete refund in the United States District Court for the District of Massachusetts, styled as Fresenius Medical Care Holdings, Inc. v. United States. On August 15, 2012, a jury entered a verdict for FMCH granting additional deductions of $95,000. The District Court is now considering post trial motions by the IRS to set aside the verdict and the terms of the judgment to be entered against the United States to reflect the amount of the tax refund due to FMCH.

In the U.S., the tax years 2009 and 2010 are currently under audit by the tax authorities. Fiscal years 2011 and 2012 are open to audit. FMCH is also subject to audit in various state jurisdictions. A number of these audits are in progress and various years are open to audit in various state jurisdictions. All expected results for both federal and state income tax audits have been recognized in the financial statements.

Subsidiaries of FMC-AG & Co. KGaA in a number of countries outside of Germany and the U.S. are also subject to tax audits. The Company estimates that the effects of such tax audits are not material to these consolidated financial statements.

The following table shows the reconciliation of the beginning and ending amounts of unrecognized tax benefits:

Unrecognized tax benefits (net of interest)	2012	2011	2010

Balance at January 1,	$184,829	$375,900	$410,016
Increases in unrecognized tax benefits prior periods	13,232	24,046	12,782
Decreases in unrecognized tax benefits prior periods	(5,913)	(24,897)	(11,429)
Increases in unrecognized tax benefits current period	17,903	16,157	13,588
Changes related to settlements with tax authorities	(16,763)	(217,484)	(34,410)
Reductions as a result of a lapse of the statute of limitations	-	(3,100)	(129)
Foreign currency translation	(9,090)	14,207	(14,518)
Balance at December 31,	$184,198	$184,829	$375,900

Included in the balance at December 31, 2012 are $160,780 of unrecognized tax benefits which would affect the effective tax rate if recognized. The Company is currently not in a position to forecast the timing and magnitude of changes in other unrecognized tax benefits.

During the year ended December 31, 2012 the Company recognized a benefit of $24,718 in interest and penalties. The Company had a total accrual of $33,749 of tax related interest and penalties at December 31, 2012